Lease - Summary of Details of Finance Lease Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of recognised finance lease as assets by lessee [Line Items]
Finance lease assets	₩ 190,811	₩ 199,884
Gross carrying amount [member]
Disclosure of recognised finance lease as assets by lessee [Line Items]
Finance lease assets	343,055	325,975
Accumulated depreciation and amortisation [member]
Disclosure of recognised finance lease as assets by lessee [Line Items]
Finance lease assets	₩ (152,244)	₩ (126,091)